Share-Based Payments - Summary of Information Relating to the Options and Equity - Settled Instruments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of equity instruments granted [line items]
Number of instruments	18,361,977	18,290,651	9,062,261
Weighted average share price during the year on the Johannesburg Stock Exchange (US$)	$ 3.46	$ 3.76	$ 4.29
4.28 - 6.06 [member]
Disclosure of fair value of equity instruments granted [line items]
Number of instruments	0	0	0
Price (US$)	$ 0	$ 0.00	$ 0.00
Contractual life (years)	0 years	0 years	0 years
6.07 - 7.84 [member]
Disclosure of fair value of equity instruments granted [line items]
Number of instruments	0	0	3,835
Price (US$)	$ 0	$ 0.00	$ 6.79
Contractual life (years)	0 years	0 years	6 months
7.85 - 9.62 [member]
Disclosure of fair value of equity instruments granted [line items]
Number of instruments	0	0	515,255
Price (US$)	$ 0	$ 0.00	$ 7.37
Contractual life (years)	0 years	0 years	4 months 2 days
9.63 - 11.40 [member]
Disclosure of fair value of equity instruments granted [line items]
Number of instruments	0	11,521	11,521
Price (US$)	$ 0	$ 9.42	$ 8.44
Contractual life (years)	0 years	0 years	1 year
Restricted Shares ("PVRS") awarded [Member]
Disclosure of fair value of equity instruments granted [line items]
Number of instruments	18,361,977	18,279,130	8,531,650
Price (US$)	$ 0	$ 0.00	$ 0.00
Contractual life (years)	0 years	0 years	0 years